Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense (in thousands)
	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Stock option grants	$607	268
Annual director stock award(s)	1,055	445
	$1,662	713

Summary of Changes in outstanding options (in thousands, except share and per share amounts)

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)
Outstanding at
January 1, 2017	236,385	$25.35	6.1	$2,440
Granted	30,255	$43.45		$440
Modification	—	$30.21		$(137)
Exercised	(92,130)	$24.93		$(842)
Outstanding at
December 31, 2017	174,510	$28.70	6.0	$1,901
Granted	29,260	$45.97		$427
Exercised	(56,232)	$25.17		$(546)
Outstanding at
December 31, 2018	147,538	$33.48	6.7	$1,782
Exercisable at
December 31, 2018	119,714	$31.59	6.1	$1,346
Vested during
twelve months ended
December 31, 2018	46,030			$669

Summary of Stock Options Outstanding

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$24.76 - $37.25	3,542	26.97	5.9
$37.26 - $45.97	24,282	43.74	9.5
	27,824	$41.61	9.0	Years
Exercisable:
$16.71 - $24.75	14,100	16.72	2.9
$24.76 - $37.25	32,753	21.40	3.7
$37.26 - $45.97	72,861	39.04	7.8
	119,714	$31.59	6.1	Years
Total	147,538	$33.48	6.7	Years